BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value hierarchy (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CLP ($)
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transfers into out of Level 1 assets and liabilities	$ 0
Transfers into out of level 2 assets and liabilities	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0